Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,000,000	22,000,000	22,000,000
Preferred stock, shares issued	22,000,000	22,000,000	22,000,000
Preferred stock, shares outstanding	22,000,000	22,000,000	22,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	115,201,260	109,451,260	92,701,260
Common stock, shares outstanding	115,201,260	109,451,260	92,701,260